Share-based payment arrangements	12 Months Ended
Dec. 31, 2024
Share-based payment arrangements
Share-based payment arrangements

19. Share-based payment arrangements

Stock option program

The Group granted stock option programs in the years 2020, 2021, 2023, and 2024, through which selected executives received options granting the right to purchase shares, subject to certain conditions outlined in the “Stock Option Plan” (“SOP”). The Company has the option to settle these options in equity or cash. Settlement in equity occurs through the parent company, CI&T Cayman, with each option granting the right to acquire one Class A ordinary share issued by the Company.

Incentive stock options program

In October 2022, the Board of Directors approved the Incentive Stock Option (“ISO”) program. The ISO may be granted only to employees of the Company or employees of certain subsidiaries of the Company and must have an exercise price not less than 100% of the fair market value (or 110% in relation to a 10% shareholder) of a Class A common share of the Company on the date of grant and a term of no more than 10 years (or five years in relation to a 10% shareholder). There were grants under this plan in the years 2022 and 2024.

Restricted stock units program

In October 2022, the Board of Directors approved the Restricted Stock Units (“RSU”) program. A restricted stock unit is an unfunded and unsecured obligation to issue Class A common shares of the Company (or an equivalent cash amount) to participants in the future. The RSU become payable on terms and conditions determined by the Company and will vest and be settled at such times in cash, shares, or other specified property, as determined by the Company.

Matching shares

In 2023, the Company established a matching program under the Restricted Stock Units Plan, which provides for the granting of Restricted Stock Units (“RSUs”) to selected participants who fulfill the condition acquiring CI&T’s shares and holding the acquired shares as restricted and non-negotiable shares for the respective vesting period. Under the matching program, participants have the right to receive, on each grant date, the matching shares granted in accordance with the vesting period, equivalent to 50% of the shares they acquired. The 50% of the Matching Shares shall become vested on the second anniversary of the grant date.

The summary of the outstanding share-based payment arrangements is presented below:

Grant date	Number of instruments	Settlement	Stock incentive plan	Contractual life of options (years)
2020	3,940,478	Equity	SOP	6.8
2020	69,774	Cash	SOP	6.8
2021	890,436	Equity	SOP	5.0
2021	12,130	Cash	SOP	5.0
2022	441,838	Equity	SOP	5.0
2022	93,896	Equity	ISO	6.0
2022	49,279	Equity	RSU	4.0
2022	1,399,998	Equity	RSU	4.0
2022	13,101	Cash	SOP	5.0
2023	89,432	Equity	SOP	4.0
2023	265,167	Equity	RSU	4.0
2023	6,719	Equity	Matching	2.0
2024	458,594	Equity	SOP	4.0
2024	804,861	Equity	RSU	4.0
2024	447,100	Equity	ISO	4.0
2024	17,267	Cash	SOP	4.0
2024	15,480	Cash	RSU	3.0

19.1 Fair values of equity-settled share-based payment arrangements

Grant date	Stock Incentive Plan	Plan	Program	Currency	Fair value at grant date	Share price at grant date	Exercise price (weighted average)	Expected volatility (weighted average) %	Expected life (weighted average) (years)	Expected dividends %	Interest Rate %
2020	SOP	1st	1	R$	0.09	4.14	1.83	27.73	6.8	5.05	5.31
2020	SOP	1st	2	R$	0.09	4.14	1.83	27.73	6.8	5.05	5.31
2021	SOP	1st	3	R$	0.32	3.81	3.49	27.73	5.0	5.05	5.31
2021	SOP	1st	4	R$	0.33	3.81	3.49	27.73	5.0	5.05	5.31
2022	SOP	2nd	1	US$	0.18 - 2.42	5.57	4.10 - 16.75	31.71	5.0	n/a	3.73
2022	ISO	1st	1	US$	0.44 - 1.54	6.30 - 9.39	6.30 - 16.75	27.44 - 31.71	6.0	n/a	3.83 - 4.69
2022	RSU	1st	1	US$	8.29 - 9.39	n/a	n/a	n/a	4.0	n/a	n/a
2023	SOP	2nd	2	US$	1.40 - 4.00	4.79 - 6.30	4.10 - 5.81	32.69	4.0	n/a	3.61 - 4.69
2023	Matching	1st	1	US$	5.04	n/a	n/a	n/a	2.0	n/a	n/a
2024	SOP	2nd	3	US$	2.15	4.77	3.95	53.89	4.0	n/a	6.37
2024	ISO	1st	2	US$	2.42	4.77	3.95	53.98	4.0	n/a	6.72
2024	RSU	1st	2	US$	4.77	n/a	n/a	n/a	3.0	n/a	n/a

19.2 Fair values of cash-settled share-based payment arrangements

	Stock Options								Restricted stock units
	Grant date April 1, 2020	Measurement date December 31, 2024	Grant date April 1, 2021	Measurement date December 31, 2024	Grant date October 1, 2022	Measurement date December 31, 2024	Grant date June 8, 2024	Measurement date December 31, 2024	Grant date June 8, 2024	Measurement date December 31, 2024
Fair value	0.09	4.50	0.33	3.72	3.31	2.56	2.46	2.70	4.77	6.19
Share price	1.48	6.19	2.96	6.19	6.64	6.19	4.77	6.19	n/a	n/a
Exercise price	1.83	1.75	3.49	1.75	4.10	4.10	3.95	3.95	n/a	n/a
Expected volatility (weighted average) %	24.18	43.07	27.73	46.01	31.71	20.93	59.67	20.05	n/a	n/a
Expected life (weighted average) (years)	6.8	4.0	5.0	3.0	5.0	4.0	4.0	4.0	4.0	4.0
Expected dividends %	4.23	-	5.05	-	-	-	-	-	n/a	n/a
Risk-free interest rate %	1.53	3.19	2.65	6.06	3.80	7.34	4.92	7.02	n/a	n/a
As of December 31, 2024, the liabilities related to cash-settled stock options amounted to US$ 341, compared to US$ 196 as of December 31, 2023. Additionally, the liabilities for restricted stock units were US$ 41 as of December 31, 2024.

19.3 Rollforward of outstanding share-based payments arrangements

	SOP		SOP		ISO		RSU		RSU	Matching
	Equity-settled		Cash-settled		Equity-settled		Equity-settled		Cash-settled	Equity-settled
	2024	2023	2024	2023	2024	2023	2024	2023	2024	2024	2023
	Number of options	Number of options	Number of options	Number of options	Number of options	Number of options	Number of options	Number of options	Number of options	Number of options	Number of options
Outstanding at January 1st	4,069,844	4,158,492	92,322	92,322	93,896	83,522	1,209,759	1,446,312	-	6,719	-
Forfeited during the year	(405,998)	(14,523)	-	-	(45,941)	-	(206,439)	-	-	(546)	-
Exercised during the year	(312,631)	(93,018)	(3,000)	-	(11,000)	-	(421,939)	(504,685)	-	-	-
Modification during the year	-	(75,219)	-	-	-	-	-	-	-	-	-
Granted during the year	495,998	94,112	17,267	-	447,100	10,374	804,861	268,132	15,480	-	6,719
Outstanding at December 31st	3,847,213	4,069,844	106,589	92,322	484,055	93,896	1,386,242	1,209,759	15,480	6,173	6,719
Exercisable at December 31st	1,999,336	1,585,656	52,529	44,570	38,211	18,779	-	-	-	-	-

The outstanding stock options as of December 31, 2024, had an exercise price range of US$ 1.83 to US$ 4.10 (US$ 1.83 to US$ 4.10 as of December 31, 2023) and a weighted average remaining contractual life of 2.7 years (3.6 years as of December 31, 2023).

The weighted average market price of the shares on the exercise date for stock options exercised in 2024 was US$ 5.49 (US$ 5.55 as of December 31, 2023).

The outstanding incentive stock options as of December 31, 2024, had an exercise price ranging from US$ 3.95 to US$ 6.30 (US$ 6.30 as of December 31, 2023) and a weighted average remaining contractual life of 4 years (5 years as of December 31, 2023).

The weighted average price of the shares on the exercise date for stock options exercised in 2024 was US$ 6.54 (no exercises occurred in 2023).

During the fiscal year ending December 31, 2024, the total expenses recognized in the statement of profit or loss related to share-based payment arrangements amounted to US$ 5,565; compared to US$ 5,665 in December 2023 and US$ 1,057 in December 2022.